COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets:
Investment properties	$ 9,397,286	$ 8,808,139
Total non-current assets	9,461,742	8,914,679
Current assets:
Cash and cash equivalents	126,175	116,134	$ 135,081
Total assets	9,619,745	9,066,377
Non-current liabilities:
Unsecured debt, net	3,078,453	2,821,849
Total non-current liabilities	3,736,089	3,398,245
Current liabilities:
Unsecured debt, net	0	244,133
Total liabilities	3,883,116	3,782,736
Equity:
Unitholders’ equity	5,728,236	5,276,951
Non-controlling interests	8,393	6,690
Total liabilities and equity	$ 9,619,745	$ 9,066,377